Ultra Series Fund
550 Science Drive
Madison, WI  53711
480-443-9537

May 3, 2010

Filed Electronically by EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Ultra Series Fund (the "Fund")
        Filing Pursuant to Reg. 230.497(j)
        Registration No. 002-87775; File No. 811-4815

Dear Sir or Madam:

This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment and that the text of the most recent registration statement or amendment has been filed electronically.

Respectfully submitted,

(signature)

Pamela M. Krill
Assistant Secretary and Chief Legal Officer